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January 22, 1996



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549-1004
Attention: Document Control - EDGAR

RE:  Rule 24f-2 Notice for
     IDS Tax-Exempt Bond Fund, Inc.
     SEC File No. 2-57328/811-2686

Commissioners:

[i]     In accordance with the provisions of Rule
        24f-2, IDS Tax-Exempt Bond Fund, Inc. hereby files its Rule 24f-2 Notice for the fiscal year ended November 30, 1995 ("Fiscal Year").

[ii]    Amount of securities registered other than
        under 24f-2 which were unsold at the
        beginning of the fiscal year.*                $214,277,917

[iii]   Amount of securities registered during the
        fiscal year other than under 24f-2.**         $          0

[iv]    Amount of securities sold during the
        fiscal year.***                              ($ 29,109,510)

[v]     Amount of securities sold pursuant to 24f-2.  $          0

[vi]    Fee      $0   /    2900                       $       0.00

*       49,716,454 shares x $4.31 on January 17, 1996
**          0      shares x $4.31 on January 17, 1996
***     Sales of $276,386,803 minus redemptions of $305,496,313

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Enclosed please find an opinion of counsel.

If there are any questions, please contact the undersigned.

Very truly yours,

IDS TAX-EXEMPT BOND FUND, INC.



Leslie L. Ogg
Vice President, General Counsel and Secretary

LLO/TA/cah

Enclosures